DERIVATIVES	12 Months Ended
Dec. 31, 2022
DERIVATIVES
16. DERIVATIVES
We enter into foreign currency forward and option contracts to offset the earnings impact that foreign exchange rate fluctuations would otherwise have on certain monetary liabilities that are denominated in nonfunctional currencies.
Cash Flow Hedging Instruments
We
enter into foreign currency forward contracts that are designated as cash flow hedges. The settlement of these derivatives results in reclassifications from accumulated other comprehensive loss to earnings for the period in which the settlement of these instruments occurs. The maximum period for which we hedge our cash flow using these instruments is
12
months. At December 31, 2022, no foreign currency forward contracts were designated as cash flow hedges.
The impact from foreign exchange derivative instruments designated as cash flow hedges was as follows:

Years Ended December 31,	2022	2021
Gain recorded in accumulated other comprehensive loss	$—	$97
Loss reclassified from accumulated other comprehensive loss into earnings	$—	$305
Derivatives Not Designated as Hedging Instruments
We have also entered into foreign currency forward and option contracts that are either not designated as hedges or did not qualify for hedge accounting. These derivative instruments were effective economic hedges for all of the periods presented. The fair value gains and losses on these contracts are recognized in earnings as a component of selling, general and administrative expenses. We had only one foreign currency exchange contract not designated as a hedging instrument at December 31, 2022, the total notional value of which was $3,300
. Such contract expired in
 January 2023.
We recognized losses of $917, $237, and $490 from foreign currency forward and option contracts not designated as hedging instruments in our consolidated statements of income for 2022, 2021, and 2020, respectively.
The following table summarizes the fair value of derivative instruments, which consist solely of foreign exchange contracts, included in accrued expenses and other current liabilities in our consolidated balance sheets. See Note 1
7
.

	Asset Derivatives		Liability Derivatives
December 31,	2022	2021	2022	2021
Derivatives designated as hedging instruments	$—	$—	$—	$—
Derivatives not designated as hedging instruments	—	—	—	5

Total derivative instruments	$—	$—	$—	$5